Loan Servicing (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loan Servicing (Textual) [Abstract]
Custodial escrow balances maintained in connection with serviced loans	$ 0	$ 0